Aggregate Amount and Per Share Effect of Tax Holidays (Detail) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Income Tax Holiday [Line Items]
Aggregate amount	$ 13,649	84,685	14,499	17,045
Basic and Diluted	$ 0.03	0.19	0.04	0.06